Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest
Schedule of Noncontrolling Interest

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net income attributable to ZTO Express (Cayman) Inc.	4,383,025	5,674,145	4,312,213
Transfers from/(to) noncontrolling interest
Increase in ZTO's paid in capital for capital contribution from noncontrolling interest shareholder	23,740	—	807
Decrease in ZTO's paid in capital for purchase shares of the Company's subsidiaries	—	—	(17,129)
Net transfers from/(to) noncontrolling interest	23,740	—	(16,322)
Change from net income attribute to ZTO and transfers from/(to) noncontrolling interest	4,406,765	5,674,145	4,295,891